Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Non-interest revenue		¥ 1,810,431	¥ 1,546,779	¥ 1,402,307
Net interest revenue		83,603	25,562	(36,459)
Net revenue		1,894,034	1,572,341	1,365,848
Non-interest expenses	[1]	1,420,521	1,288,150	1,186,103
Income before income taxes		473,513	284,191	179,745
Wealth Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		440,553	395,900	297,496
Net interest revenue		10,934	6,461	2,695
Net revenue		451,487	402,361	300,191
Non-interest expenses	[1]	280,736	279,682	266,695
Income before income taxes		170,751	122,679	33,496
Investment Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		181,010	149,575	120,096
Net interest revenue		11,463	4,568	8,463
Net revenue		192,473	154,143	128,559
Non-interest expenses	[1]	102,882	93,945	85,064
Income before income taxes		89,591	60,198	43,495
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	[2]	1,015,803	875,664	809,681
Net interest revenue	[2]	42,135	(9,517)	(37,301)
Net revenue	[2]	1,057,938	866,147	772,380
Non-interest expenses	[1],[2]	891,656	812,236	743,011
Income before income taxes	[2]	166,282	53,911	29,369
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		173,065	125,640	175,034
Net interest revenue		19,071	24,050	(10,316)
Net revenue		192,136	149,690	164,718
Non-interest expenses	[1]	145,247	102,287	91,333
Income before income taxes		¥ 46,889	¥ 47,403	¥ 73,385

[1]	Includes primarily personnel expenses, occupancy, technology, and professional fees.
[2]	Non-interest revenue and Non-interest expense for the year ended March 31, 2023 include gains of ¥12,025 million, as the recoverable amount for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event was reasonably estimated and collected. The gains are reported within Net gain on trading in the amount of ¥9,954 million and in Non-interest expenses—Other in the amount of ¥(2,071) million in the consolidated statements of income.